Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and deposits with financial institutions		$ 81,386	$ 65,895
Precious metals		725	543
Trading assets
Securities		106,735	103,547
Loans		7,642	7,811
Other		1,969	1,796
Total trading assets		116,346	113,154
Securities purchased under resale agreements and securities borrowed		178,690	175,313
Derivative financial instruments		44,820	55,699
Investment securities		111,004	110,008
Loans
Residential mortgages		353,527	349,279
Personal loans		101,041	99,431
Credit cards		15,494	14,518
Business and government		290,608	287,107
Loans and receivables gross		760,670	750,335
Allowance for credit losses		5,513	5,348
Loans and receivables		755,157	744,987
Other
Customers' liability under acceptances, net of allowance		21,872	19,494
Property and equipment		5,699	5,700
Investments in associates		2,684	2,633
Goodwill and other intangible assets		17,170	16,833
Deferred tax assets		2,508	1,903
Other assets		36,377	37,256
Other Assets		86,310	83,819
Total assets		1,374,438	1,349,418
Deposits
Personal		274,879	265,892
Business and government		621,740	597,617
Financial institutions		53,268	52,672
Deposits	[1]	949,887	916,181
Financial instruments designated at fair value through profit or loss		26,583	22,421
Other
Acceptances		21,912	19,525
Obligations related to securities sold short		43,439	40,449
Derivative financial instruments		52,746	65,900
Obligations related to securities sold under repurchase agreements and securities lent		132,206	139,025
Subordinated debentures		8,713	8,469
Other liabilities		63,201	62,699
Other Liabilities		322,217	336,067
Total liabilities		1,298,687	1,274,669
Equity
Retained earnings		54,165	53,761
Accumulated other comprehensive income (loss)		(6,640)	(7,166)
Other reserves		(145)	(152)
Total common equity		66,112	65,150
Total equity attributable to equity holders of the Bank		74,187	73,225
Non-controlling interests in subsidiaries		1,564	1,524
Total equity		75,751	74,749
Total liabilities and equity		1,374,438	1,349,418
Common shares [member]
Equity
Common shares		18,732	18,707
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 8,075	$ 8,075

[1]	Deposits denominated in U.S. dollars amount to $335,247 (October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $21,103 (October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $31,034 (October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $115,591 (October 31, 2022 – $106,817).